Insurance (Obligations Under Funding Agreements - Narrative) (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Insurance [Abstract]
Funding agreements issued to certain SPEs	$ 39.7	$ 35.1	$ 36.7
Funding agreements repaid to certain SPEs	38.5	35.5	$ 31.7
Outstanding funding agreements to certain SPEs	$ 30.8	$ 29.5